Revenue (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Breakage of Revenue	Revenue is broken down as follows:

Revenues	For the years ended
€ thousand	December 31, 2021	December 31, 2020	December 31, 2019
Products	554	559	114
Services	1,801	120	0
Total	2,355	679	114